UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

Global High Income Fund Inc.
Portfolio of investments — July 31, 2008 (unaudited)
		Face
		Amount	Value

Bonds — 82.76%
International bonds — 82.76%
International corporate bonds — 20.38%
Argentina — 0.36%
Banco de Galicia y Buenos Aires,
11.000%, due 01/01/19(1)		$874,204	$716,847
Province of Mendoza,
5.500%, due 09/04/18		562,122	380,789

			1,097,636

Brazil — 1.62%
Union National FIDC Trust 2006,
19.620%, due 12/01/08(2),(3)	BRL	2,141,490	1,402,041
20.600%, due 07/01/10(2),(3)		1,832,665	1,204,106
21.180%, due 05/01/11(2)		3,560,082	2,342,234

			4,948,381

Indonesia — 1.95%
Majapahit Holding BV,
7.250%, due 06/28/17		$3,700,000	3,293,000
7.250%, due 06/28/17(3)		3,000,000	2,670,000

			5,963,000

Ireland — 0.95%
TransCapitalInvest Ltd.,
7.700%, due 08/07/13(3)		$850,000	850,000
8.700%, due 08/07/18(3)		2,050,000	2,052,500

			2,902,500

Kazakhstan — 0.51%
CenterCredit International BV,
8.250%, due 09/30/11	KZT	220,000,000	1,555,999

Luxembourg — 1.74%
Steel Capital SA,
9.750%, due 07/29/13(3)		$2,100,000	2,101,050
VTB Capital SA,
6.609%, due 10/31/12		2,230,000	2,160,201
6.875%, due 05/29/18(3)		1,100,000	1,053,250

			5,314,501

Malaysia — 5.66%
Johor Corp.,
1.000%, due 07/31/12(4)	MYR	46,970,000	17,310,811

Mexico — 1.77%
Desarrolladora Homex SAB de CV,
7.500%, due 09/28/15		$2,180,000	2,114,600
Hipotecaria Su Casita SA,
8.500%, due 10/04/16		3,285,000	3,301,425

			5,416,025

Philippines — 1.48%
National Power Corp.,
8.400%, due 12/15/16		$3,100,000	3,208,500
9.625%, due 05/15/28		1,160,000	1,319,500

			4,528,000

Russia — 2.49%
Dali Capital PLC for Bank of Moscow,
7.250%, due 11/25/09	RUB	75,800,000	3,210,138
Gaz Capital for Gazprom,
7.288%, due 08/16/37(3)		$1,700,000	1,514,360
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.125%, due 01/14/14(3)		400,000	394,360
7.175%, due 05/16/13		2,520,000	2,504,376

			7,623,234

Global High Income Fund Inc.
Portfolio of investments — July 31, 2008 (unaudited)
		Face
		Amount	Value

Ukraine — 0.18%
NJSC Naftogaz of Ukraine,
8.125%, due 09/30/09		$600,000	$535,500

United Arab Emirates — 1.13%
Abu Dhabi National Energy Co.,
6.600%, due 08/01/13(3)		$2,200,000	2,222,000
7.250%, due 08/01/18(3)		1,200,000	1,227,000

			3,449,000

Venezuela — 0.54%
Petroleos de Venezuela SA,
5.250%, due 04/12/17		$2,500,000	1,666,250

Total international corporate bonds
(cost — $58,937,689)			62,310,837

Foreign government bonds — 61.26%
Argentina — 7.87%
Argentina Prestamos Garantizadad,
2.817%, due 05/15/09(5)	ARS	200,000	162,233
2.817%, due 04/15/10(5)		500,000	142,857
Republic of Argentina,
3.127%, due 08/03/12(5)		$11,692,000	4,735,260
7.000%, due 03/28/11		13,725,000	12,146,625
7.000%, due 09/12/13		3,100,000	2,371,500
7.000%, due 10/03/15		2,065,000	1,404,200
11.000%, due 12/04/05(6)		1,000,000	270,000
11.000%, due 10/09/06(6)		4,500,000	1,260,000
11.375%, due 03/15/10(6)		800,000	216,000
11.375%, due 01/30/17(6)		1,800,000	540,000
12.250%, due 06/19/18(6)		2,850,000	798,000

			24,046,675

Brazil — 10.78%
Federal Republic of Brazil,
6.000%, due 01/17/17		$8,520,000	8,703,180
Letras Tesouro Nacional
11.469%, due 01/01/09(7)	BRL	12,100,000	7,309,743
13.093%, due 01/01/10(7)		5,300,000	2,776,644
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45		8,200,000	8,299,203
Series F, 10.000%, due 01/01/12		3,440,000	1,981,179
Series F, 10.000%, due 01/01/17		7,280,000	3,885,595

			32,955,544

Colombia — 0.22%
Republic of Colombia,
9.850%, due 06/28/27	COP	1,070,000,000	504,280
12.000%, due 10/22/15		327,000,000	182,686

			686,966

Dominican Republic — 2.39%
Republic of Dominica,
9.040%, due 01/23/18		$617,532	615,988
9.500%, due 09/27/11		6,628,252	6,694,534

			7,310,522

El Salvador — 1.14%
Republic of El Salvador,
7.750%, due 01/24/23		$3,000,000	3,130,500
8.250%, due 04/10/32		340,000	355,300

			3,485,800

Gabon — 0.42%
Gabonese Republic,
8.200%, due 12/12/17(3)		$1,270,000	1,292,225

Hungary — 3.74%
Hungary Government Bond,
5.500%, due 02/12/14	HUF	1,960,000,000	11,449,188

Global High Income Fund Inc.
Portfolio of investments — July 31, 2008 (unaudited)
		Face
		Amount	Value

Indonesia — 2.89%
Indonesia Government, Credit-Linked Note,
11.000%, due 10/15/14	IDR	4,000,000,000	$427,927
Indonesia Treasury Bonds,
9.750%, due 05/15/37		6,960,000,000	591,895
10.000%, due 02/15/28		10,200,000,000	909,626
10.250%, due 07/15/27		15,000,000,000	1,369,715
11.000%, due 09/15/25		8,000,000,000	797,801
12.000%, due 09/15/26		32,715,000,000	3,440,539
Republic of Indonesia,
8.500%, due 10/12/35		$1,200,000	1,284,000

			8,821,503

Malaysia — 0.30%
Malaysia Government Bond,
3.869%, due 04/13/10	MYR	3,000,000	921,818

Mexico — 0.36%
Mexican Bonos,
7.500%, due 06/03/27	MXN	12,580,000	1,086,025

Pakistan — 1.74%
Islamic Republic of Pakistan,
6.750%, due 02/19/09		$2,400,000	2,363,760
6.875%, due 06/01/17		1,000,000	705,000
6.875%, due 06/01/17(3)		1,690,000	1,216,800
7.125%, due 03/31/16		1,400,000	1,042,264

			5,327,824

Poland — 3.88%
Government of Poland,
4.250%, due 05/24/11	PLN	11,200,000	5,131,083
6.000%, due 11/24/10		14,000,000	6,733,572

			11,864,655

Russia — 3.10%
Russian Federation,
7.500%, due 03/31/30(1)		$2,787,550	3,132,509
7.500%, due 03/31/30(1),(3)		2,318,285	2,605,173
12.750%, due 06/24/28		2,100,000	3,727,920

			9,465,602

Serbia — 0.84%
Republic of Serbia,
3.750%, due 11/01/24(1)		$2,790,000	2,566,800

South Africa — 0.62%
Republic of South Africa,
5.875%, due 05/30/22		$300,000	282,000
6.500%, due 06/02/14		990,000	1,022,175
7.375%, due 04/25/12		560,000	595,000

			1,899,175

Turkey — 12.62%
Government of Turkey,
14.000%, due 01/19/11	TRY	1,000,000	789,326
14.000%, due 09/26/12		2,450,000	1,866,365
16.000%, due 03/07/12		8,000,000	6,541,855
Republic of Turkey,
7.000%, due 09/26/16		$10,700,000	10,766,875
7.250%, due 03/15/15		250,000	259,375
11.000%, due 01/14/13		1,250,000	1,465,625
11.500%, due 01/23/12		620,000	726,950
Republic of Turkey, Credit-Linked Notes,
14.000%, due 01/19/11		2,884,424	3,517,267
14.000%, due 01/20/11		5,000,000	6,971,200
15.000%, due 02/11/10		4,000,000	5,664,080

			38,568,918

Ukraine — 1.01%
Republic of Ukraine,
6.580%, due 11/21/16		$1,300,000	1,147,250
7.650%, due 06/11/13		2,000,000	1,955,000

			3,102,250

Global High Income Fund Inc.
Portfolio of investments — July 31, 2008 (unaudited)
		Face
		Amount	Value

Venezuela — 6.74%
Republic of Venezuela,
5.375%, due 08/07/10		$2,805,000	$2,638,103
5.750%, due 02/26/16		13,945,000	10,493,612
7.000%, due 12/01/18		4,630,000	3,588,250
10.750%, due 09/19/13		3,800,000	3,895,000

			20,614,965

Vietnam — 0.60%
Socialist Republic of Vietnam,
6.875%, due 01/15/16		$900,000	864,000
6.875%, due 01/15/16(3)		1,000,000	960,000

			1,824,000

Total foreign government bonds
(cost — $181,993,324)			187,290,455

Convertible bond — 1.12%
China — 1.12%
China Petroleum & Chemical Corp., 2.601%, due 04/24/14(7) (cost $3,565,479)	HKD	24,500,000	3,430,468

Total international bonds
(cost — $244,496,492)			253,031,760

		Number of
		warrants

Warrants — 1.01%
Argentina — 1.01%
Republic of Argentina, expires 12/15/35*(8) (cost — $3,938,253)		40,798,000	3,082,723

		Face
		Amount

Short-term investments — 5.34%
Foreign government bonds — 4.94%
Dominican Republic — 0.71%
Republic of Dominica Treasury Bill, Credit-Linked Note,
11.255%, due 08/11/08(9)		$2,285,276	2,174,630

Egypt — 4.23%
Egypt Treasury Bills,
5.420%, due 09/23/08(9)	EGP	7,700,000	1,429,829
5.485%, due 10/07/08(9)		10,200,000	1,886,565
6.295%, due 09/02/08(9)		18,000,000	3,362,644
6.380%, due 09/16/08(9)		8,700,000	1,618,635
6.407%, due 10/14/08(9)		11,900,000	2,196,509
7.783%, due 08/05/08(9)		12,200,000	2,295,552
8.216%, due 12/16/08(9)		850,000	153,803

(cost — $14,723,538)			12,943,537

		Shares

Other — 0.40%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 2.530%(10),(11)
(cost — $1,209,445)		1,209,445	1,209,445

Total short-term investments
(cost — $15,932,983)			16,327,612

Total investments(12) — 89.11%
(cost — $264,367,728)			272,442,095
Cash and other assets, less liabilities — 10.89%			33,301,084

Net assets — 100.00%			$305,743,179

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $264,367,728; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,006,800
Gross unrealized depreciation	(10,932,433)

Net unrealized appreciation	$8,074,367

*	Non-income producing security.
(1)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2008. Maturity date disclosed is the ultimate maturity date.
(2)	Security linked to closed end fund. The rate shown is the annualized yield at July 31, 2008.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and maybe resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of these securities amounted to $22,764,865 or 7.45% of net assets.
(4)	Security is illiquid. At July 31, 2008, the value of these securities amounted to $17,310,811 or 5.66% of net assets.
(5)	Floating rate security — The interest rate shown is the current rate as of July 31, 2008.
(6)	Bond interest is in default.
(7)	Reflects annualized yield at July 31, 2008 on zero coupon bonds.
(8)	Security represents an equity claim linked to Argentina’s gross domestic product.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	The rate shown reflects the yield at July 31, 2008.
(11)	The table below details the Fund’s investment in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Supplementary Trust.

Income earned
		Purchases	Sales		from affiliate
		during the	during the		for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security Description	10/31/07	07/31/08	07/31/08	07/31/08	07/31/08

UBS Supplementary Trust — U.S. Cash
Management Prime Fund	$8,810,452	$152,529,321	($160,130,328)	$1,209,445	$464,365

(12)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Foreign currency exchange rates are generally determined as of the close of the NYSE. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of July 31, 2008:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)

Argentine Peso	31,000,000	USD	10,047,521	08/27/08	$ (59,470)
Brazilian Real	28,972,233	USD	17,751,337	08/27/08	(628,284)
Columbian Peso	1,875,000,000	USD	1,056,041	08/27/08	16,109
Czech Koruna	94,400,000	EUR	3,932,676	08/27/08	(15,397)
Czech Koruna	94,400,000	USD	6,110,032	08/27/08	(32,211)
Hungarian Forint	900,000,000	USD	5,815,584	08/27/08	(162,202)
Indonesian Rupiah	41,605,250,000	USD	4,373,975	08/27/08	(181,550)
Indian Rupee	265,000,000	USD	6,103,978	08/27/08	(92,896)
Kazakhstan Tenge	208,000,000	USD	1,616,162	11/03/08	(99,494)
Mexican Peso	162,634,760	USD	15,546,869	08/27/08	(596,807)
New Turkish Lira	18,012,745	USD	13,851,900	08/27/08	(1,500,417)
Polish Zloty	3,530,000	USD	1,672,589	08/27/08	(33,694)
South African Rand	23,200,000	USD	2,831,513	08/27/08	(311,263)
Thai Baht	125,000,000	USD	3,753,754	08/27/08	23,729
Ukrainian Hryvnia	8,270,000	USD	1,463,717	05/18/09	(166,881)
United States	3,502,052	ARS	12,800,000	11/16/09	106,289
United States	1,602,075	ARS	5,250,000	12/11/08	58,947
United States	4,698,972	BRL	8,000,000	08/27/08	376,127
United States	1,259,007	COP	2,275,000,000	08/27/08	2,777
United States	13,450,349	CZK	215,837,750	08/27/08	593,380
United States	9,329,441	HUF	1,526,110,000	08/27/08	806,957
United States	6,125,751	INR	265,000,000	12/04/08	(11,235)
United States	30,769,288	MXN	317,634,760	08/27/08	760,212
United States	393,838	MYR	1,268,000	08/27/08	(4,458)
United States	2,696,078	MYR	8,800,000	08/27/08	6,243
United States	2,283,781	PEN	6,402,580	08/27/08	(6,404)
United States	5,056,603	PLN	11,043,620	08/27/08	281,514
United States	4,552,159	RUB	108,000,000	08/27/08	52,495
United States	11,549,664	SKK	230,000,000	08/27/08	247,913
United States	15,249,453	THB	490,000,000	08/27/08	(627,757)
United States	8,674,835	TRY	10,600,000	08/27/08	359,577
United States	1,490,090	UAH	8,270,000	05/18/09	140,508
United States	15,104,248	ZAR	118,700,000	08/27/08	975,384

Net unrealized appreciation on forward foreign currency contracts					$ 277,741

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SKK	Slovak Koruna
THB	Thai Baht
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of July 31, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US treasury futures buy contracts:
US Long Bond, 210 contracts	September 2008	$23,759,858	$24,255,000	$495,142
10 Year US Treasury Notes, 10 contracts	September 2008	1,118,921	1,148,281	29,360

US treasury futures sell contracts:
5 Year US Treasury Notes, 118 contracts	September 2008	(12,957,492)	(13,137,641)	(180,149)

Net unrealized appreciation on futures contracts				$344,353

The segregated aggregate cash collateral delivered to broker to cover margin requirements for the open futures positions at July 31, 2008 was $238,326.

Industry diversification
As a percentage of net assets
As of July 31, 2008 (unaudited)

International bonds
International corporate bonds
Commercial banks	2.23%
Diversified financial services	5.33
Electric utilities	3.43
Household durables	0.69
Metals & mining	0.69
Multi-utilities	1.13
Oil, gas & consumable fuels	1.22
Real estate investment trusts (REITs)	5.66

Total international corporate bonds	20.38
Foreign government bonds	61.26
Convertible bond	1.12

Total international bonds	82.76
Warrants	1.01
Short-term investments	5.34

Total investments	89.11
Cash and other assets, less liabilities	10.89

Net assets	100.00%

1) Swap agreements
The Fund may engage in swap agreements, including but not limited to interest rate, currency, total return, and credit default swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect iteself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global Asset Management (Americas) Inc. is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At July 31, 2008, the Fund had outstanding interest rate swap contracts with the following terms:

			Termination	Payments made by	Payments received
Counterparty	Notional amount		date	the Fund	by the Fund	Value

JPMorgan Chase Bank	THB	170,000,000	07/22/13	—(1)	5.9500%(2)	$146,603

(1)	Rate based on 6 month BIBOR. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of July 31, 2008.
(2)	Payments received are based on the notional amount.

BIBOR	Bangkok Interbank Offered Rate

Currency type abbreviation:
THB	Thai Baht

At July 31, 2008, the Fund had outstanding credit default swap contracts with the following terms:

			Termination	Payments made by		Payments received
Counterparty	Notional amount		dates	the Fund		by the Fund		Value

Citigroup Global Markets Limited	USD	8,100,000	01/20/13	—	(1)	1.1500	%(2)	$(80,585)
Credit Suisse International	USD	1,500,000	12/20/11	$1,500,000	(3),(4)	5.0000	(2)	1,272,960
Credit Suisse International	USD	4,500,000	05/20/12	—	(5)	3.3000	(2)	19,156
Merrill Lynch International	USD	3,000,000	03/20/09	—	(6)	4.5500	(2)	67,913
Merrill Lynch International	USD	3,050,000	05/20/13	0.9600	%(2)	—	(7)	(35,565)

(Upfront payments made by the Fund of $1,500,000)								$1,243,879

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Bulgaria 8.250% bond, due 01/15/15.
(2)	Payments made or received are based on the notional amount.
(3)	Payment made on 01/30/07 to fully fund swap, which reflects the cost basis of the contract.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the NJSC Naftogaz of Ukraine 8.125% bond, due 09/30/09.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Bank Kazakhstan 7.375% bond, due 11/12/13.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Croatia 5.000% bond, due 04/15/14.

Currency type abbreviation:
USD	United States Dollar

At July 31, 2008, the Fund had outstanding total return swap contracts with the following terms:

			Termination	Payments made by	Payments received
Counterparty	Notional amount		date	the Fund	by the Fund	Value

Credit Suisse International	ARS	12,225,000	12/19/11	$10,815,082(1)	— (2)	$9,916,502
(Upfront payments made by the Fund of $10,815,082)

(1)	Payment made on 04/13/07 to fully fund swap, which reflects the cost basis of the contract.
(2)	Payment is equal to the total return on the Republic of Argentina 4.000% bond, due 12/17/11.

Currency type abbreviation:
ARS	Argentine Peso

2) Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the lending agent. For the three months ended July 31, 2008, UBS Securities LLC did not earn any compensation as the Fund's lending agent. At July 31, 2008, the Fund did not owe UBS Securities LLC any compensation as the Fund's lending agent. At July 31, 2008, there were no securities on loan and no related collateral outstanding.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated April 30, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2008